Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
Schedule of deferred tax liabilities and assets
	December 31,
	2016	2017

Carryforward tax losses	$2,015	$3,764
Other temporary differences	2,131	2,307

Deferred tax assets	4,146	6,071

Deferred tax liability due to property and equipment	(102)	(4)

Valuation allowance	(3,605)	(5,503)

Deferred tax assets, net	$439	$564

Schedule of Income before income taxes
	Year ended December 31,
	2015	2016	2017

Domestic	$3,204	$(507)	$(3,328)
Foreign	2,230	1,983	1,697

Income (loss) before income taxes	$5,434	$1,476	$(1,631)

Schedule of taxes on income
	Year ended December 31,
	2015	2016	2017

Current taxes	$766	$829	$509
Deferred taxes	(57)	(181)	(125)

	$709	$648	$384

Domestic	$(113)	$(70)	$(594)
Foreign	822	718	978

	$709	$648	$384

	Year ended December 31,
	2015	2016	2017
Domestic taxes:

Current taxes	$(113)	$(70)	$(594)

Foreign taxes:

Current taxes	879	899	1,103
Deferred taxes	(57)	(181)	(125)

	822	718	978

Taxes on income	$709	$648	$384

Schedule of unrecognized tax benefits
	December 31,
	2016	2017

Beginning of year	$1,074	$1,004
Lapses of statutes of limitation	(70)	(594)
Cumulative translation adjustments and other	-	206

Balance at December 31	$1,004	$616

Schedule of statutory tax rate

	Year ended December 31,
	2015	2016	2017

Income (loss) before taxes, as reported in the consolidated statements of income	$5,434	$1,476	$(1,631)

Theoretical tax expense (benefit) at the Israeli statutory tax rate	1,440	369	(392)
Tax adjustment in respect of different tax rate of foreign subsidiaries	101	114	111
Non-deductible expenses and other permanent differences	184	140	143
Deferred taxes on losses and other temporary differences for which valuation allowance was provided, net	546	318	1,899
Stock based compensation	606	716	996
Change in tax rate	-	240	(27)
Beneficiary enterprise benefits (*)	(1,685)	(1,190)	(1,760)
Foreign exchange differences (**)	(375)	-	-
Decrease in other uncertain tax positions	(113)	(70)	(594)
Other	5	11	8

Actual tax expense	$709	$648	$384

(*) Basic earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status	0.19	0.04	(0.05)

Diluted earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status	0.17	0.04	(0.05)